Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	447,697,464.94	25,080
Yield Supplement Overcollateralization Amount 11/30/20	20,567,536.98	0
Receivables Balance 11/30/20	468,265,001.92	25,080
Principal Payments	20,229,050.39	711
Defaulted Receivables	929,924.26	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	19,222,973.90	0
Pool Balance at 12/31/20	427,883,053.37	24,326

Pool Statistics	$ Amount	# of Accounts
Pool Factor	40.25%
Prepayment ABS Speed	1.44%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	4,486,218.66	219
Past Due 61-90 days	1,185,803.62	61
Past Due 91-120 days	320,541.11	16
Past Due 121+ days	0.00	0
Total	5,992,563.39	296

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.34%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	514,046.34
Aggregate Net Losses/(Gains) - December 2020	415,877.92
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.07%
Prior Net Losses Ratio	1.85%
Second Prior Net Losses Ratio	0.43%
Third Prior Net Losses Ratio	0.11%
Four Month Average	0.87%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.89%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average APR	3.87%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	43.61

Flow of Funds	$ Amount

Collections	27,192,786.30
Investment Earnings on Cash Accounts	244.11
Servicing Fee(1)	(390,220.83)
Transfer to Collection Account	-
Available Funds	26,802,809.58

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,015,100.68
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,623,070.59
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,251,665.00
(12) Collection Account Redeposits	3,589,000.00

Total Distributions of Available Funds	26,802,809.58

Servicing Fee	390,220.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 12/15/20	442,506,123.96
Principal Paid	19,814,411.57
Note Balance @ 01/15/21	422,691,712.39

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-3
Note Balance @ 12/15/20	312,836,123.96
Principal Paid	19,814,411.57
Note Balance @ 01/15/21	293,021,712.39
Note Factor @ 01/15/21	84.4442975%

Class A-4
Note Balance @ 12/15/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	82,950,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	31,150,000.00
Note Factor @ 01/15/21	100.0000000%

Class C
Note Balance @ 12/15/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	15,570,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,147,733.01
Total Principal Paid	19,814,411.57
Total Paid	20,962,144.58

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	792,518.18
Principal Paid	19,814,411.57
Total Paid to A-3 Holders	20,606,929.75

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1082034
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.1319741
Total Distribution Amount	20.2401775

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.2839141
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.1020506
Total A-3 Distribution Amount	59.3859647

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	738.00
Noteholders' Principal Distributable Amount	262.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/20	2,595,670.49
Investment Earnings	65.96
Investment Earnings Paid	(65.96)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$3,247,295.33	$2,430,462.93	$3,015,971.00
Number of Extensions	127	103	123
Ratio of extensions to Beginning of Period Receivables Balance	0.69%	0.50%	0.59%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.